Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments and Other Non-Financial Assets

The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Company’s financial instruments that are not accounted for at a fair value on a recurring basis.

		December 31, 2013		December 31, 2012
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring
Cash and cash equivalents, restricted cash, and marketable securities	Level 1	1,119,966	1,119,966	1,178,118	1,178,118
Derivative instruments (note 15)
Interest rate swap agreements - assets (1)	Level 2	91,415	91,415	165,688	165,688
Interest rate swap agreements - liabilities (1)	Level 2	(410,470)	(410,470)	(667,825)	(667,825)
Cross currency interest swap agreement	Level 2	(52,219)	(52,219)	13,886	13,886
Foreign currency contracts	Level 2	(1,480)	(1,480)	2,885	2,885
Non-recurring
Vessels and equipment (note 18b)	Level 2	17,250	17,250	287,983	287,983
Assets held for sale (2) (note 18b)	Level 2	176,247	176,247	22,364	22,364
Other
Investment in term loans	Level 3	211,579	209,570	188,756	186,048
Loans to equity accounted investees and joint venture partners - Current	Level 3	37,019	37,019	139,183	139,183
Loans to equity accounted investees and joint venture partners - Long-term	(3)	132,229	(3)	67,720	(3)
Liabilities associated with assets held for sale (2) (note 8)	Level 2	(168,007)	(168,007)	—	—

Long-term debt - public (note 8)	Level 1	(1,313,358)	(1,376,829)	(914,338)	(949,326)

Long-term debt - non-public (note 8)	Level 2	(4,796,112)	(4,582,274)	(4,645,376)	(4,329,117)

(1)	The fair value of the Company’s interest rate swap agreements at December 31, 2013 includes $22.0 million (December 31, 2012- $21.6 million) of net accrued interest which is recorded in accrued liabilities and accounts receivable on the consolidated balance sheets.
(2)	The fair value of the Company’s assets held for sale and liabilities associated with assets held for sale include vessels held for sale, long-term debt and other working capital balances.
(3)	In these consolidated financial statements, the Company’s loans to and equity investments in equity accounted investees form the aggregate carrying value of the Company’s interests in entities accounted for by the equity method. In addition, the loans to joint venture partners together with the joint venture partner’s equity investment in joint venture form the net aggregate carrying value of the joint venture partner’s interest in the joint venture. The fair value of the individual components of such aggregate interests is not determinable.